Equity (Details) - Schedule of warrants activity - shares													12 Months Ended
	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020		Jun. 30, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2018
Warrant [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares	623,078		623,078		9,903,401		9,903,401	9,903,401		9,903,401		9,280,323	9,903,401
Weighted average life	7 days		6 months 7 days	[1]	6 months 29 days		1 year 7 days	1 year 6 months 29 days		2 years 6 months 29 days		4 years 11 months 23 days
Expiration dates	*	[1]	*	[1]		[1]			[1]		[1]	July 6, 2021
Grants of Series A Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares										576,924			576,924
Weighted average life													2 years 11 months 23 days
Expiration dates													July 9, 2022
Grants of Placement Agent Warrant [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares										46,154			46,154
Weighted average life													2 years 11 months 23 days
Expiration dates													July 9, 2022
Grants of Series B Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares										390,579			390,579
Weighted average life
Expiration dates													August 9, 2018
Exercise of Series B Warrants [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares										(390,579)			(390,579)
Expire of Warrants Issued [Member]
Equity (Details) - Schedule of warrants activity [Line Items]
Number of shares			(9,280,323)

[1]	As of June 30, 2022 and December 31, 2021, the Company’s 623,078 shares of warrants were comprised of 576,924 Series A Warrants and 46,154 Placement Agent Warrants which would expire on July 9, 2022, respectively.